Simplify Currency Strategy ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 107.6%
U.S. Treasury Bill, 4.32%, 4/1/2025 (a) ........................................ $ 1,660,000 $ 1,660,000
U.S. Treasury Bill, 4.34%, 6/17/2025 (a) ....................................... 2,600,000 2,576,838
U.S. Treasury Bill, 4.28%, 7/8/2025 (a) ........................................ 13,775,000 13,618,068
U.S. Treasury Bill, 4.30%, 7/29/2025 (a) ....................................... 1,660,000 1,637,011
Total U.S. Treasury Bills (Cost $19,491,541) ........................................ 19,491,917
Total Investments – 107.6%
(Cost $19,491,541) ............................................................ $ 19,491,917
Liabilities in Excess of Other Assets – (7.6)% ......................................... (1,370,425)
Net Assets – 100.0% ............................................................ $ 18,121,492
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
As of March 31, 2025, the Fund had the following forward foreign currency contracts outstanding:
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation Depreciation
Nomura Securities ......... 6/18/2025 AUD 9,930,000 USD 6,241,814 $ 32,969 $ –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 BRL 6,387,651 USD 1,100,000 – (577)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 BRL 5,593,433 USD 963,000 – (736)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 BRL 2,689,465 USD 460,000 – (3,389)
Nomura Securities ......... 6/18/2025 CAD 1,410,000 USD 980,532 – (3,173)
Nomura Securities ......... 6/18/2025 CAD 6,580,000 USD 4,626,480 35,852 –
Nomura Securities ......... 6/18/2025 CAD 3,260,000 USD 2,268,884 – (5,500)
Nomura Securities ......... 6/18/2025 CAD 800,000 USD 561,901 3,770 –
Nomura Securities ......... 6/18/2025 CAD 1,120,000 USD 787,206 5,823 –
Nomura Securities ......... 6/18/2025 CHF 2,000,000 USD 2,296,030 13,899 –
Nomura Securities ......... 6/18/2025 CHF 4,070,000 USD 4,668,933 24,795 –
Nomura Securities ......... 6/18/2025 CHF 460,000 USD 530,159 5,268 –
Nomura Securities ......... 6/18/2025 CHF 780,000 USD 890,345 314 –
Nomura Securities ......... 6/18/2025 CHF 850,000 USD 975,184 5,278 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 CNH 4,481,801 USD 619,000 – (1,208)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 CNH 24,601,310 USD 3,424,000 19,581 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 CNH 3,232,672 USD 450,000 2,651 –
The Bank of New York Mellon 6/18/2025 CNH 17,672,000 USD 2,455,413 9,897 –
Goldman Sachs & Co. ...... 6/18/2025 COP 6,354,660,000 USD 1,500,000 – (3,271)
Nomura Securities ......... 6/18/2025 EUR 7,870,000 USD 8,539,564 – (8,562)
Nomura Securities ......... 6/18/2025 EUR 690,000 USD 745,114 – (4,340)
Nomura Securities ......... 6/18/2025 GBP 4,855,000 USD 6,301,460 30,441 –
Nomura Securities ......... 6/18/2025 GBP 3,770,000 USD 4,897,553 27,988 –
Nomura Securities ......... 6/18/2025 GBP 4,855,000 USD 6,292,855 21,836 –
Nomura Securities ......... 6/18/2025 JPY 92,690,000 USD 627,561 4,050 –
Nomura Securities ......... 6/18/2025 JPY 334,480,000 USD 2,296,566 46,569 –
Nomura Securities ......... 6/18/2025 JPY 143,500,000 USD 984,536 19,233 –

Simplify Currency Strategy ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation Depreciation
Nomura Securities ......... 6/18/2025 JPY 685,830,000 USD 4,642,034 $ 28,557 $ –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 KRW 1,647,472,380 USD 1,139,000 15,315 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 KRW 1,340,785,840 USD 916,000 1,496 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 KRW 6,942,229,480 USD 4,828,000 92,941 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 KRW 912,615,300 USD 631,000 8,536 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 KRW 3,281,640,808 USD 2,267,266 28,970 –
Goldman Sachs & Co. ...... 6/18/2025 MXN 31,920,772 USD 1,553,000 9,643 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 MXN 8,536,045 USD 424,000 11,286 –
Nomura Securities ......... 6/18/2025 NOK 57,740,000 USD 5,474,291 – (13,815)
Nomura Securities ......... 6/18/2025 NOK 133,380,000 USD 12,687,174 9,593 –
Goldman Sachs & Co. ...... 6/18/2025 SEK 69,690,000 USD 7,004,839 38,904 –
Nomura Securities ......... 6/18/2025 SEK 59,510,000 USD 5,962,911 14,528 –
Goldman Sachs & Co. ...... 6/18/2025 SGD 711,015 USD 536,000 4,587 –
Goldman Sachs & Co. ...... 6/18/2025 SGD 996,079 USD 746,000 1,530 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 SGD 5,454,928 USD 4,119,000 41,987 –
The Bank of New York Mellon 6/18/2025 SGD 3,900,000 USD 2,934,058 19,198 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 TWD 7,722,491 USD 234,000 – (131)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 TWD 10,156,716 USD 310,000 2,069 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 TWD 10,721,336 USD 328,000 2,950 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 TWD 11,546,383 USD 353,587 3,524 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 TWD 6,004,779 USD 183,000 947 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 TWD 44,629,880 USD 1,362,000 8,911 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 USD 6,819,489 AUD 10,810,000 – (60,414)
Nomura Securities ......... 6/18/2025 USD 729,053 AUD 1,160,000 – (3,749)
Nomura Securities ......... 6/18/2025 USD 1,707,788 AUD 2,710,000 – (13,330)
Nomura Securities ......... 6/18/2025 USD 3,445,519 AUD 5,390,000 – (75,360)
Nomura Securities ......... 6/18/2025 USD 426,703 AUD 670,000 – (7,778)
Goldman Sachs & Co. ...... 6/18/2025 USD 607,000 BRL 3,539,660 2,875 –
Goldman Sachs & Co. ...... 6/18/2025 USD 2,579,000 BRL 15,105,977 23,725 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 USD 5,882,000 BRL 34,084,802 – (9,267)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 USD 2,608,433 BRL 15,530,610 67,455 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 USD 313,400 BRL 1,863,472 7,672 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 USD 152,000 CNH 1,098,951 77 –
Goldman Sachs & Co. ...... 6/18/2025 USD 526,000 COP 2,200,936,540 – (5,342)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 USD 969,000 COP 4,052,464,590 – (10,341)

Simplify Currency Strategy ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
3
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation Depreciation
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 USD 4,076,000 COP 16,801,190,480 $ – $ (101,477)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 USD 829,000 COP 3,461,904,000 – (10,045)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 USD 1,274,000 COP 5,298,782,580 – (20,509)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 USD 722,805 COP 3,041,129,757 – (3,389)
Nomura Securities ......... 6/18/2025 USD 12,752,048 GBP 9,870,000 – (3,344)
Nomura Securities ......... 6/18/2025 USD 12,628,993 GBP 9,710,000 – (86,955)
Nomura Securities ......... 6/18/2025 USD 1,454,232 GBP 1,130,000 5,346 –
Nomura Securities ......... 6/18/2025 USD 3,402,506 GBP 2,640,000 7,482 –
Nomura Securities ......... 6/18/2025 USD 1,120,914 GBP 870,000 2,832 –
Goldman Sachs & Co. ...... 6/18/2025 USD 2,530,000 INR 219,098,000 18,522 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 USD 239,000 INR 20,636,909 1,046 –
Nomura Securities ......... 6/18/2025 USD 14,845,820 JPY 2,215,070,000 54,626 –
Nomura Securities ......... 6/18/2025 USD 544,829 JPY 81,280,000 1,930 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 USD 212,000 KRW 309,810,440 – (689)
Goldman Sachs & Co. ...... 6/18/2025 USD 938,000 MXN 19,088,510 – (15,078)
Goldman Sachs & Co. ...... 6/18/2025 USD 650,000 MXN 13,205,046 – (11,541)
Goldman Sachs & Co. ...... 6/18/2025 USD 4,784,000 MXN 96,523,831 – (117,112)
The Bank of New York Mellon 6/18/2025 USD 3,875,536 MXN 78,200,000 – (94,597)
Nomura Securities ......... 6/18/2025 USD 6,313,509 NOK 66,730,000 29,083 –
Nomura Securities ......... 6/18/2025 USD 11,807,421 NOK 124,390,000 15,673 –
Nomura Securities ......... 6/18/2025 USD 1,706,554 SEK 17,170,000 9,691 –
Nomura Securities ......... 6/18/2025 USD 636,618 SEK 6,370,000 102 –
Nomura Securities ......... 6/18/2025 USD 730,663 SEK 7,360,000 5,014 –
Nomura Securities ......... 6/18/2025 USD 3,485,143 SEK 34,980,000 11,318 –
Nomura Securities ......... 6/18/2025 USD 6,287,266 SEK 63,320,000 41,949 –
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 USD 176,000 SGD 234,892 – (442)
Goldman Sachs & Co. ...... 6/18/2025 USD 180,000 ZAR 3,283,885 – (2,043)
Merrill Lynch Pierce Fenner &
Smith, Inc. ............... 6/18/2025 USD 1,381,000 ZAR 25,140,738 – (18,599)
The Bank of New York Mellon 6/18/2025 USD 971,554 ZAR 17,800,000 – (6,954)
Goldman Sachs & Co. ...... 6/18/2025 ZAR 46,312,633 USD 2,529,404 19,677 –
Total unrealized appreciation
(depreciation) ............ $ 981,781 $ (723,057)

Simplify Currency Strategy ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
4
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Yuan
COP Colombian Peso
EUR Euro
GBP Pound Sterling
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
SEK Swedish Krona
SGD Singapore Dollar
TWD New Taiwan Dollar
USD U.S. Dollar
ZAR South African Rand
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 107.6%
Total Investments ............................................................................. 107.6%
Liabilities in Excess of Other Assets ............................................................... (7.6)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.